Business Segment Information - Change In Cash And Cash Equivalents (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	$ (21,271)	$ (9,807)	$ (7,191)
Cash used in investing activities	3,419	(10,202)	(1,281)
Cash (used in) provided by financing activities	(498)	34,792	(857)
Exchange rate effect on cash	3,628	(4,269)	2,219
(Decrease) increase in cash	(14,722)	10,514	(7,110)
Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(21,271)	(9,807)	(7,191)
Cash used in investing activities	3,419	(10,202)	(1,281)
Cash (used in) provided by financing activities	(498)	34,792	(857)
Exchange rate effect on cash	3,628	(4,269)	2,219
(Decrease) increase in cash	(14,722)	10,514	(7,110)
Iron Ore Royalty | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	11,394	(98)	300
Cash (used in) provided by financing activities	80
Exchange rate effect on cash	(35)
(Decrease) increase in cash	11,439	(98)	300
Industrial Equity | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	2,298	1,678	(3,345)
Cash used in investing activities	(111)	(7,262)	46
Cash (used in) provided by financing activities	(284)	(532)	(858)
Exchange rate effect on cash	1,461	(2,710)	1,672
(Decrease) increase in cash	3,364	(8,826)	(2,485)
Merkanti Holding plc | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(3,620)	(2,685)	3,844
Cash used in investing activities	4,185	(1,174)	(286)
Cash (used in) provided by financing activities	(197)	35,133	1
Exchange rate effect on cash	4,055	(1,771)	577
(Decrease) increase in cash	4,423	29,503	4,136
All other segments | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(31,343)	(8,702)	(7,990)
Cash used in investing activities	(655)	(1,766)	(1,041)
Cash (used in) provided by financing activities	(97)	191
Exchange rate effect on cash	(1,853)	212	(30)
(Decrease) increase in cash	$ (33,948)	$ (10,065)	$ (9,061)